Personnel expenses - Share-based payments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payment arrangement
Period after each anniversaries the beneficiaries will receive cash and shares (in years)	30 days
Reclassification from accumulated reserves	$ 264
Number of shares committed (in shares)	2,004,800
Share-based payment expense recognized in consolidated income statement	$ 305	$ 54	$ 226
Maximum
Share-based payment arrangement
Variable annual compensation deferral period (in years)	5 years
Minimum
Share-based payment arrangement
Variable annual compensation deferral period (in years)	4 years
Threshold lock in period in which shares delivered to employees (in years)	1 year